Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

7. Freestanding Derivative Financial Instruments

The Company enters into commitments to originate and purchase forward loans at interest rates that are determined prior to the funding or purchase of the loan, which are referred to as IRLCs. IRLCs are considered freestanding derivatives and are recorded at fair value at inception within other assets or payables and accrued liabilities on the consolidated balance sheets. Changes in fair value subsequent to inception are based on changes in the fair value of the underlying loan and changes in the probability that the loan will fund within the terms of the commitment. Changes in the fair value of the IRLCs are included in net gains on sales of loans on the consolidated statements of comprehensive income (loss).

The Company uses derivative financial instruments, primarily forward sales commitments, to manage exposure to interest rate risk and changes in the fair value of IRLCs and forward loans held for sale. The Company may also enter into commitments to purchase MBS as part of its overall hedging strategy. The Company has elected not to designate these freestanding derivatives as hedging instruments under GAAP. The fair value of these instruments are recorded in other assets or payables and accrued liabilities on the consolidated balance sheets with changes in the fair values included in net gains on sales of loans on the consolidated statements of comprehensive income (loss). Cash flows related to IRLCs, forward sales commitments, and MBS purchase commitments are included in operating activities on the consolidated statements of cash flows.

In connection with the forward sales commitments and MBS purchase commitments, the Company has entered into collateral agreements with its counterparties whereby both parties are required to maintain cash deposits in the event the fair values of the derivative financial instruments meet established thresholds, which mitigates counterparty credit risk. The right to receive cash collateral placed by the Company with its counterparties is included in other assets and the obligation to return collateral received by the Company from its counterparties is included within payables and accrued liabilities on the consolidated balance sheets. The Company has elected to record derivative assets and liabilities and related collateral on a gross basis, even when a legally enforceable master netting arrangement exists between the Company and the derivative counterparty.

The derivative transactions described above are measured in terms of the notional amount. With the exception of IRLCs, the notional amount is generally not exchanged and is used only as a basis on which interest and other payments are determined.

The following table provides the total notional or contractual amounts and related fair values of derivative assets and liabilities not designated as hedging instruments as well as cash collateral (in thousands):

	June 30, 2014			December 31, 2013
	Notional/ Contractual Amount	Fair Value		Notional/ Contractual Amount	Fair Value
		Derivative Assets	Derivative Liabilities		Derivative Assets	Derivative Liabilities
Interest rate lock commitments	$3,444,936	$75,526	$87	$2,202,638	$42,831	$3,755
Forward sales commitments	3,879,108	1	28,387	2,903,700	19,534	247
MBS purchase commitments	504,700	2,735	—	308,700	—	1,880

Total derivative instruments		$78,262	$28,474		$62,365	$5,882

Cash collateral		$20,460	$1,587		$—	$19,148

Derivative positions subject to netting arrangements allow the Company to net settle asset and liability positions, as well as cash collateral, with the same counterparty and include all forward sale commitments, MBS purchase commitments, and cash collateral at June 30, 2014 and December 31, 2013 included in the table above. After consideration of these netting arrangements and offsetting positions by counterparty, the total net settlement amount as it relates to these positions are asset positions of $1.9 million and $2.3 million, and liability positions of $8.7 million and $4.1 million at June 30, 2014 and December 31, 2013, respectively. A master netting arrangement with one of the Company’s counterparties also allows for offsetting derivative positions and collateral against amounts associated with the master repurchase agreement with that same counterparty. At June 30, 2014, the Company’s net derivative liability position of $5.5 million with that counterparty could be offset against any over collateralized positions associated with the master repurchase agreement to the extent available. Over collateralized positions on master repurchase agreements are not reflected as collateral in the table above.

Gains and losses related to derivatives not designated as hedging instruments are recorded as a component of net gains on sales of loans on the consolidated statements of comprehensive income (loss). Refer to Note 6 for a summary of these gains and losses.

7.	Derivative Financial Instruments

Derivative financial instruments are recorded at fair value by using the valuation techniques described in Note 6. The following table provides the total notional or contractual amounts and related fair values of derivative assets and liabilities not designated as hedging instruments as well as cash collateral (in thousands):

	December 31, 2013			December 31, 2012
	Notional/ Contractual Amount	Fair Value		Notional/ Contractual Amount	Fair Value
		Derivative Assets	Derivative Liabilities		Derivative Assets	Derivative Liabilities
Interest rate lock commitments	$2,202,638	$42,831	$3,755	$35,266	$949	$—
Forward sales commitments	2,903,700	19,534	247	42,078	—	1,102
MBS purchase commitments	308,700	—	1,880	—	—	—

Total derivative instruments		$62,365	$5,882		$949	$1,102

Cash collateral		$—	$19,148		$—	$—

Derivative positions subject to netting arrangements allow the Company to net settle asset and liability positions, as well as cash collateral, with the same counterparty and include all forward sale commitments, MBS purchase commitments, and cash collateral at December 31, 2013 included in the table above. After consideration of these netting arrangements and offsetting positions by counterparty, the total net settlement amount as it relates to these positions is an asset position of $2.3 million and a liability position of $4.1 million at December 31, 2013. A master netting arrangement with one of the Company’s counterparties also allows for offsetting derivative positions and collateral against amounts associated with the master repurchase agreement with that same counterparty. At December 31, 2013, the Company’s net derivative liability position of less than $0.1 million with that counterparty could be offset against any over collateralized positions associated with the master repurchase agreement to the extent available. Over collateralized positions on master repurchase agreements are not reflected as collateral in the tables above. At December 31, 2012, there were no derivative positions subject to master or other netting arrangements.

The following table summarizes the net gains (losses) related to derivatives not designated as hedging instruments (in thousands). These gains (losses) are recorded as a component of net gains on sales of loans on the consolidated statements of comprehensive income (loss).

	For the Years Ended December 31,
	2013	2012
Gains on interest rate lock commitments	$38,126	$949
Gains on forward sales commitments	111,830	(1,102)
Losses on MBS purchase commitments	(5,599)	—

Net fair value gains on derivatives	$144,357	$(153)